Accounts Receivable (Detail) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Trade accounts receivable	$ 534,727	$ 540,355
Less: Allowance for doubtful accounts	(156,090)	(16,500)
Trade accounts receivable - net	378,637	$ 523,855
Value added tax recoverable	2,290
Due from suppliers of services	5,535	$ 20,894
Total	$ 386,462	$ 544,749